GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations	$ 7,410	$ 10,619
Loss on sale of assets	0	(2,109)
Amortization of deferred gains	2,322	11,362
Gain on sale of assets and amortization of deferred gains	$ 9,732	$ 19,872